Schedule of warrants issued with weighted average inputs (Details) - Warrants [member] - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Share price	$ 0.40	$ 0.30
Exercise price	$ 0.43	$ 0.37
Risk Free interest rate	3.76%	3.48%
Expected volatility	100.00%	100.00%
Expected expiration	4 years 5 months 4 days